Lease Liabilities	3 Months Ended
Mar. 31, 2020
Lease liabilities [abstract]
Lease Liabilities

11	Lease liabilities

	Three months ended March 31, 2020	Year ended December 31, 2019
	$	$
Balance – beginning of period	903	1,522
Interest paid as charged to comprehensive income (loss) as other finance costs	(11)	(66)
Payment against lease liabilities	(158)	(614)
Modification of lease liability	(367)	—
Impact of foreign exchange rate changes	(7)	61

Balance – end of period	360	903
Current lease liabilities	216	648
Non-current lease liabilities	144	255

Effective March 31, 2020, the Company and its landlord mutually agreed to modify its existing building lease agreement for its German subsidiary, extended the lease term for its portion of the reduced space from April 30, 2021 to March 31, 2022 and, retained one sub-lessee until April 30, 2021. On May 5, 2020, the sub-lessee terminated its lease with the Company effective April 30, 2020 and signed a lease directly with the landlord.